CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
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Effects of Changes in Company's Ownership Interest

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

	Year Ended December 31,
	2014	2013
Net income attributable to Melco Crown Entertainment Limited	$608,280	$637,463
Transfers from noncontrolling interests:
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	57,293	—
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	—	227,134
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	—	401

Changes from net income attributable to Melco Crown Entertainment Limited’s shareholders and transfers from noncontrolling interests	$665,573	$864,998